PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2013	2014
Buildings	5,969	5,824
Furniture, fixtures and equipment	25,296	27,193
Motor vehicles	2,334	2,499
Leasehold improvements	40,947	44,015
Less: Accumulated depreciation and amortization	(39,720)	(49,098)
	34,826	30,433